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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check Here if Amendment / /; Amendment Number:

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 -------------------------------
   Address:      11975 El Camino Real, Suite 300
                 -------------------------------
                 San Diego, CA 92130
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-06854
                      --------------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa Cain
         -------------------------------
Title:   CFO
         -------------------------------
Phone:   858-704-3337
         -------------------------------

Signature, Place, and Date of Signing:

/s/ L. CAIN                        San Diego, CA       08/14/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

   I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------- ---------------- --------- --------- ------------------- ---------- --------- -----------------------
                                                        VALUE    SHRS OR    SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------- --------------- ---------- --------- ---------- --- ---- ---------- --------- -------- -------- -----
Apria Healthcare Group Inc.    COM           037933108  $315,512  10,936,282 SH          SOLE              10,936,282
---------------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co.               COM          670509108  $ 18,991   1,165,100 SH          SOLE              1,165,100
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.         COM          94106L109  $ 36,553   1,186,000 SH          SOLE              1,186,000
---------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.      COM          448924100  $      3         100 SH          SOLE                    100
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Mattel, Inc.                COM             577081102  $121,757   6,435,380 SH          SOLE              6,435,380
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Dial Corp.                  COM             25247D101  $ 61,821   4,338,300 SH          SOLE              4,338,300
---------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1         COM             78462F103  $160,471   1,307,300 SH          SOLE              1,307,300
---------------------------------------------------------------------------------------------------------------------------------




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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0
                                                           --------------------

Form 13F Information Table Entry Total:                            7
                                                           --------------------

Form 13F Information Table Value Total:                   $  715,108
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

NONE